Shareholder Report, Holdings (Details)	Jul. 31, 2026
PGIM Core Ultra Short Bond Fund
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Ultra Short Bond Fund | A-1+/P-1 [Member]
Holdings [Line Items]
Percent of Total Investments	82.20%
PGIM Core Ultra Short Bond Fund | A-1/P-1 [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
PGIM Institutional Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Institutional Money Market Fund | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
PGIM Institutional Money Market Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Institutional Money Market Fund | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
PGIM Institutional Money Market Fund | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Institutional Money Market Fund | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
PGIM Institutional Money Market Fund | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Institutional Money Market Fund | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Institutional Money Market Fund | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)